Exhibit 99.1

World Omni Select Auto Trust 2020-A

Monthly Servicer Certificate

March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	380,612,090.74	18,651
Principal Payments	19,518,521.56	681
Defaulted Receivables	1,202,729.85	62
Repurchased Accounts	0.00	0
Pool Balance at 03/31/22	359,890,839.33	17,908

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.56%
Prepayment ABS Speed	1.92%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	16,224,519.03	765
Past Due 61-90 days	4,318,526.14	199
Past Due 91-120 days	628,548.40	34
Past Due 121+ days	0.00	0
Total	21,171,593.57	998

Total 31+ Delinquent as % Ending Pool Balance	5.88%
Total 61+ Delinquent as % Ending Pool Balance	1.37%
Delinquency Trigger Occurred	NO

Recoveries	971,309.02
Aggregate Net Losses/(Gains) - March 2022	231,420.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.73%
Prior Net Losses/(Gains) Ratio	-0.32%
Second Prior Net Losses/(Gains) Ratio	1.19%
Third Prior Net Losses/(Gains) Ratio	1.94%
Four Month Average	0.89%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.21%

Overcollateralization Target Amount	44,986,354.92
Actual Overcollateralization	44,986,354.92
Weighted Average Contract Rate	8.33%
Weighted Average Remaining Term	48.71

Flow of Funds	$ Amount
Collections	23,064,409.27
Investment Earnings on Cash Accounts	1,570.31
Servicing Fee	(396,470.93)
Transfer to Collection Account	-
Available Funds	22,669,508.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	74,139.02
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	48,482.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	46,010.42
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	53,351.67
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	18,131,094.99
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	4,316,430.55

Total Distributions of Available Funds	22,669,508.65

Servicing Fee	396,470.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Note Balance @ 03/15/22	333,035,579.40
Principal Paid	18,131,094.99
Note Balance @ 04/15/22	314,904,484.41

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2
Note Balance @ 03/15/22	4,865,579.40
Principal Paid	4,865,579.40
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-3
Note Balance @ 03/15/22	157,600,000.00
Principal Paid	13,265,515.59
Note Balance @ 04/15/22	144,334,484.41
Note Factor @ 04/15/22	91.5827947%

Class B
Note Balance @ 03/15/22	69,260,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	69,260,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	44,170,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	44,170,000.00
Note Factor @ 04/15/22	100.0000000%

Class D
Note Balance @ 03/15/22	37,660,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	37,660,000.00
Note Factor @ 04/15/22	100.0000000%

Class E
Note Balance @ 03/15/22	19,480,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	19,480,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	221,983.11
Total Principal Paid	18,131,094.99
Total Paid	18,353,078.10

Class A-1
Coupon	0.20633%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.47000%
Interest Paid	1,905.69
Principal Paid	4,865,579.40
Total Paid to A-2 Holders	4,867,485.09

Class A-3
Coupon	0.55000%
Interest Paid	72,233.33
Principal Paid	13,265,515.59
Total Paid to A-3 Holders	13,337,748.92

Class B
Coupon	0.84000%
Interest Paid	48,482.00
Principal Paid	0.00
Total Paid to B Holders	48,482.00

Class C
Coupon	1.25000%
Interest Paid	46,010.42
Principal Paid	0.00
Total Paid to C Holders	46,010.42

Class D
Coupon	1.70000%
Interest Paid	53,351.67
Principal Paid	0.00
Total Paid to D Holders	53,351.67

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2771429
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.6364221
Total Distribution Amount	22.9135650

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0055592
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	14.1936389
Total A-2 Distribution Amount	14.1991981

A-3 Interest Distribution Amount	0.4583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	84.1720532
Total A-3 Distribution Amount	84.6303865

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	1.0416667
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0416667

D Interest Distribution Amount	1.4166668
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.4166668

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	12,989,245.45
Investment Earnings	1,484.50
Investment Earnings Paid	(1,484.50)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	12,989,245.45
Change	-

Required Reserve Amount	12,989,245.45

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,438,595.84	$4,466,167.23	$6,456,063.47
Number of Extensions	197	197	282
Ratio of extensions to Beginning of Period Receivables Balance	1.17%	1.12%	1.54%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.